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                        SUPPLEMENT DATED JANUARY 1, 1996
                      TO THE PROSPECTUS DATED MAY 1, 1995
                                      FOR
                             MERRILL LYNCH ASSET I
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY

The prospectus indicates the annuity date for an Asset I Certificate must be the first day of a calendar month. Merrill Lynch Life Insurance Company currently permits participants to select an annuity date that is any day of a calendar month.